FINANCING RECEIVABLES AND OPERATING LEASES - Notes Receivable Net and Investments in Leases (Details) - USD ($) $ in Thousands	Mar. 31, 2025		Mar. 31, 2024		Mar. 31, 2023
Notes Receivable [Member]
FINANCING RECEIVABLES AND OPERATING LEASES [Abstract]
Gross receivables	$ 229,923		$ 114,713		$ 117,008
Unguaranteed residual value	0	[1]	0	[2]	0	[3]
Unearned income	(8,254)		(6,503)		(5,950)
Allowance for credit losses	(1,739)		(1,056)		(801)
Total, net	219,930		107,154		110,257
Reported as:
Current	122,975		61,830		65,738
Long-term	96,955		45,324		44,519
Total, net	219,930		107,154		110,257
Sales-Type Lease Receivables [Member]
FINANCING RECEIVABLES AND OPERATING LEASES [Abstract]
Gross receivables	90,913		75,658		60,157
Unguaranteed residual value	13,350	[1]	9,078	[2]	8,161	[3]
Unearned income	(27,342)		(12,036)		(8,050)
Allowance for credit losses	(1,945)		(1,435)		(981)
Total, net	74,976		71,265		59,287
Reported as:
Current	46,050		40,770		24,091
Long-term	28,926		30,495		35,196
Total, net	74,976		71,265		59,287
Financing Receivables [Member]
FINANCING RECEIVABLES AND OPERATING LEASES [Abstract]
Gross receivables	320,836		190,371		177,165
Unguaranteed residual value	13,350	[1]	9,078	[2]	8,161	[3]
Unearned income	(35,596)		(18,539)		(14,000)
Allowance for credit losses	(3,684)		(2,491)		(1,782)
Total, net	294,906		178,419		169,544
Reported as:
Current	169,025		102,600		89,829
Long-term	125,881		75,819		79,715
Total, net	$ 294,906		$ 178,419		$ 169,544

[1]	Includes unguaranteed residual values of $5,929 thousand that we retained after selling the related lease receivable.
[2]	Includes unguaranteed residual values of $3,718 thousand that we retained after selling the related lease receivable.
[3]	Includes unguaranteed residual values of $4,222 thousand that we retained after selling the related lease receivable.